Finance income (Expense) - Finance Income (Expense) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of Finance Income (Expense) [Abstract]
Interest on financial investments	R$ 101,326	R$ 93,667	[1]	R$ 203,323	[1]
Interest from customers	109,999	132,155	[1]	126,606	[1]
Changes in subscription warrants - indemnification	33,180
Selic interest on extraordinary PIS/COFINS credits	201,795	121,565	[1]	11,146	[1]
Other finance income	13,854	10,279	[1]	3,207	[1]
Finance income	460,154	357,666	[1]	344,282	[1]
Interest on loans	(410,430)	(337,324)	[1]	(459,995)	[1]
Interest on debentures	(306,539)	(321,656)	[1]	(482,238)	[1]
Interest on leases payable	(110,878)	(109,318)	[1]	(91,956)	[1]
Bank charges, financial transactions tax, and other charges	(70,801)	(46,878)	[1]	(45,553)	[1]
Exchange variation, net of gains and losses with derivative financial instruments	(239,106)	(58,944)	[1]	90,372	[1]
Changes in subscription warrants – indemnification		(17,353)	[1]	(7,760)	[1]
Interest of provisions and other expenses	(85,132)	(16,541)	[1]	(20,503)	[1]
Finance expenses	(1,222,886)	(908,014)	[1]	(1,017,633)	[1]
Financial result, net	R$ (762,732)	R$ (550,348)	[1]	R$ (673,351)	[1]

[1]	For further details, see Note 3.c.3.